Incentive Programs - Incentive Programs (Details)	Mar. 31, 2022 EquityInstruments	Mar. 31, 2022 SEK (kr)	Mar. 31, 2021 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Outstanding	3,471,238		2,846,856
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	422,500		1,279,086
Warrants of Warrant Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding			856,586
Total Outstanding			856,586
Warrants of Warrant Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	422,500		422,500
Total Outstanding	422,500		422,500
Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	109,738		82,770
Boards LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	51,399	51,399	51,399
Total Outstanding	51,399		51,399
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	31,371	31,371	31,371
Total Outstanding	31,371		31,371
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Awards Outstanding	26,968	26,968
Total Outstanding	26,968
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	2,939,000		1,485,000
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	1,444,000		1,485,000
Total Outstanding	1,444,000		1,485,000
ESOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding	1,495,000
Total Outstanding	1,495,000